Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	INVESTED PORTFOLIOS
Prospectus Date	rr_ProspectusDate	Sep. 01, 2020
InvestEd 0 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	InvestEd 0 Portfolio
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to provide capital preservation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $250,000 in funds within the InvestEd Portfolios (Trust) and/or the Ivy Funds. More information about these and other discounts is available from your financial professional, as well as in the Sales Charge Reductions section on page 88 of the Portfolio's prospectus and in the Purchase, Redemption and Pricing of Shares section on page 86 of the Portfolio's Statement of Additional Information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio does not incur transaction costs, such as commissions, when it buys and sells shares of affiliated Underlying Funds within the Ivy Funds (or “turns over” its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly, including shares of unaffiliated funds. If the Portfolio were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs. Such costs, if incurred, would not be reflected in annual portfolio operating expenses or in the example and would affect the Portfolio's performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 27% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A 1% contingent deferred sales charge (CDSC) is imposed on purchases of $250,000 or more of shares at net asset value (NAV) that are redeemed within 12 months of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $250,000 in funds within the InvestEd Portfolios (Trust) and/or the Ivy Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 250,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Portfolio Operating Expenses ratio shown in this table does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the shares of the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs are the same for each time period if you continue to hold your shares or if you redeem all your shares at the end of those periods. Although your actual costs may be higher or lower, based on these assumptions, your direct and indirect costs, combined, would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	InvestEd 0 Portfolio is structured as a “fund-of-funds,” which means that it seeks to achieve its investment objective by investing its assets, under normal circumstances, in a combination of other mutual funds (collectively, the Underlying Funds), rather than investing directly in stocks, bonds and other instruments. The Portfolio will invest in mutual funds within the Ivy Funds complex, for which Ivy Investment Management Company (IICO) serves as investment adviser (“affiliated” funds). The Portfolio typically will invest in Class N shares of the affiliated Underlying Funds.

Under normal circumstances, the Portfolio generally invests all of its assets in Underlying Funds that invest primarily in fixed income securities.

The Portfolio invests in the Underlying Funds to gain exposure to a diversified mixture of investment categories within the fixed income asset classes, including U.S. and foreign investment grade and non-investment grade corporate bonds, securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (U.S. government securities), and securities issued by foreign governments and securities denominated in currencies other than the U.S. dollar. Certain of the Underlying Funds may, but are not required to, invest in options, futures contracts and other derivative instruments.

The Portfolio’s holdings are determined pursuant to a two-stage asset allocation process. First, taking into consideration the risk/return potential of the different investment categories and the risk profile of the Portfolio, IICO undertakes a strategic analysis to determine what percentage of the Portfolio’s assets to allocate to different investment categories within the fixed income asset class: investment grade bonds, non-investment grade bonds and short-term bonds. Second, IICO selects Underlying Funds that represent those investment categories based on the Underlying Funds’ classifications, historical risk and performance, among other factors. IICO seeks to diversify the Portfolio’s allocation to fixed income securities by interest rate and credit exposure.

The following chart sets forth the target range of the Portfolio’s asset allocation by investment category and Underlying Fund.
Investment Category	Underlining Fund	Target Allocation Range*
		Low	High
Investment Grade Bond		0%	40%
	Ivy Government Securities Fund	0%	40%
	Ivy Securian Core Bond Fund	0%	40%
	Ivy Corporate Bond Fund	0%	40%
	Ivy Crossover Credit Fund	0%	10%
Non-Investment Grade Bond		0%	10%
	Ivy Apollo Strategic Income Fund	0%	10%
	Ivy Global Bond Fund	0%	10%
	Ivy High Income Fund	0%	10%
Short-Term Bond		60%	100%
	Ivy Government Money Market Fund	0%	100%
	Ivy Limited-Term Bond Fund	0%	100%
*	Under normal market conditions.

IICO monitors the Portfolio’s holdings and cash flow and, in general, manages them as needed to adhere to the Portfolio’s target ranges. However, from time to time, IICO or market movements (or a combination of both) may cause the Portfolio’s investment in any investment category or Underlying Fund to move outside its target range. In addition, the Portfolio is typically rebalanced at least quarterly (but may be rebalanced more or less frequently, as necessary) and will usually vary from its allocations between rebalancing transactions.

IICO does not intend to trade actively among the Underlying Funds, nor does it intend to attempt to capture short-term market opportunities. However, in seeking to enhance performance, IICO may change allocations within the stated ranges. IICO also may, from time to time, modify the above- specified target investment category allocations, as well as the Underlying Funds selected for the Portfolio.

By allocating all of its assets, during normal circumstances, to fixed income securities via investments in the Underlying Funds, the Portfolio is susceptible to mild short-term market fluctuations, and thus is most appropriate for investors with a low tolerance for risk and a short-term investment horizon, and who are currently incurring expenses for higher education or expect to incur such expenses within one year.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, the value of the Portfolio’s shares will change, and you could lose money on your investment.

A variety of factors can affect the investment performance of the Portfolio and prevent it from achieving its objective. These include:
  Asset Allocation Risk. The Portfolio’s performance depends on the allocation of its assets among the various investment categories within the fixed income asset class, as well as among the Underlying Funds. There is a risk that the allocation of assets may skew toward a category or Underlying Fund that performs poorly relative to other categories or funds, or to the market as a whole, which could result in the Portfolio performing poorly.
  Fixed-Income Market Risk. The prices of fixed-income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers. Generally, fixed-income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Rising interest rates tend to decrease liquidity, increase trading costs and increase volatility, all of which may make portfolio management more difficult and costly to an Underlying Fund. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. Other factors may materially and adversely affect the market price and yield of such fixed-income securities, including investor demand, changes in the financial condition of the applicable issuer, government fiscal policy and domestic or worldwide economic conditions. In addition, certain events, such as natural disasters, terrorist attacks, war, regional or global instability and other geopolitical events, have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.
  Fund of Funds Risk. The ability of the Portfolio to meet its investment objective is directly related to its target allocations among asset classes and investment categories, as well as the specific Underlying Funds within those categories and the ability of such funds to meet their investment objectives. The Portfolio’s share price will likely change daily based on the performance of the Underlying Funds in which it invests. In general, the Portfolio is subject to the same risks as those of the Underlying Funds it holds.
  Bond Funds Risk. The Portfolio invests in Underlying Fixed Income Funds that have exposure to bonds and other fixed-income securities. The principal risks that may be encountered by such investments are: bond prices overall may decline when interest rates rise (interest rate risk); a bond issuer may fail to pay interest and principal in a timely manner (credit risk); a Portfolio may experience a decline in its income due to falling interest rates, earnings declines, or income decline within a security (income risk); a rise in interest rates could cause borrowers to pay back the principal on certain debt securities more slowly than expected, thus lengthening the average life of such securities and may magnify the effect of the rate increase on the price of such securities (extension risk); and a fixed-income security issuer may repay a higher yielding bond before its maturity date during periods of falling interest rates (reinvestment risk). Interest rates in the U.S. recently have been at, and remain near, historic lows, which may increase the Portfolio’s exposure to risks associated with rising rates. In addition, a general rise in rates may result in decreased liquidity and increased volatility in the fixed-income markets generally.
  Low-Rated Securities Risk. In general, low-rated debt securities (commonly referred to as “high-yield,” “non-investment grade” or “junk” bonds) offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument. For this reason, these securities are considered speculative and could significantly weaken the Portfolio’s returns. In adverse economic or other circumstances, issuers of these low-rated securities and obligations are more likely to have difficulty making principal and interest payments than issuers of higher-rated securities and obligations. In addition, these low-rated securities and obligations may fluctuate more widely in price and yield than higher-rated securities and obligations and may fall in price during times when the economy is weak or is expected to become weak. Issuers of securities that are in default or have defaulted may fail to resume principal or interest payments, in which case the Portfolio may lose its entire investment. The creditworthiness of issuers of low-rated securities may be more complex to analyze than that of issuers of investment-grade debt securities.
  Short-Term Bond Risk. The Portfolio may invest in Underlying Fixed Income Funds that have exposure to bonds with relatively shorter duration (i.e., shorter terms until maturity). The amount of time until a debt security matures can lead to various risks, including changes in interest rates over the life of a bond; as such, a security with a longer duration generally is considered more price sensitive than a security with a shorter duration. However, short-term debt securities generally provide lower returns than longer-term fixed-income securities.
  U.S. Government Securities Risk. Certain U.S. government securities, such as U.S. Treasury (Treasury) securities and securities issued by the Government National Mortgage Association (Ginnie Mae), are backed by the full faith and credit of the U.S. government. Other U.S. government securities, such as securities issued by the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLB), are not backed by the full faith and credit of the U.S. government and, instead, may be supported only by the credit of the issuer or by the right of the issuer to borrow from the Treasury.
  Holdings Risk. The Portfolio may invest in a limited number of Underlying Funds and may invest a significant portion of its assets in a single Underlying Fund. Therefore, the performance of a single Underlying Fund may have a significant effect on the performance of the Portfolio and the price of its shares than it would if the Portfolio invested in a larger number of Underlying Funds.
  Investment Company Securities Risk. Investment in other investment companies, such as affiliated mutual funds within the Ivy Funds complex, typically reflects the risks of the types of securities in which the investment companies invest. When the Portfolio invests in another investment company, shareholders of the Portfolio bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Portfolio’s fees and expenses, which could result in the duplication of certain fees.
  Management Risk. Portfolio performance is primarily dependent on IICO's skill in evaluating and managing the Portfolio’s portfolio. There can be no guarantee that its decisions will produce the desired results, and the Portfolio may not perform as well as other similar mutual funds. Furthermore, IICO may alter the asset allocation of the Portfolio at its discretion. A material change in the asset allocation could affect both the level of risk and the potential for gain or loss.
  Other Risks Applicable to a Fund of Funds Structure. There are other risks associated with a Fund of Funds structure. IICO has the authority to select and replace Underlying Funds. IICO is subject to a potential conflict of interest in doing so because IICO serves as the investment manager to the affiliated Underlying Funds and the advisory fees paid by some of those affiliated mutual funds are higher than fees paid by other Underlying Funds. It is important to note, however, that IICO has a fiduciary duty to the Portfolio and must act in the Portfolio’s best interests.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the Portfolio’s shares will change, and you could lose money on your investment.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The chart and table below provide some indication of the risks of investing in the Portfolio. The chart shows how performance has varied from year to year for the Portfolio. The table shows the average annual total returns for the Portfolio and also compares the Portfolio's returns with those of various broad-based securities market indices. The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown. Unlike the returns in the chart, the returns in the table reflect the maximum applicable sales charges for the Portfolio.

Effective September 1, 2020, the Portfolio changed its asset allocations and underlying fund investments; performance prior to that date reflects the Portfolio’s performance using a different asset allocation and different underlying fund investments.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyinvestments.com or call (888) 923-3355 for the Portfolio’s updated performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below provide some indication of the risks of investing in the Portfolio. The chart shows how performance has varied from year to year for the Portfolio. The table shows the average annual total returns for the Portfolio and also compares the Portfolio's returns with those of various broad-based securities market indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(888) 923-3355
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ivyinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Chart of Year-by-Year Returns as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	In the period shown in the chart, the highest quarterly return was 1.67% (the second quarter of 2019) and the lowest quarterly return was -0.80% (the first quarter of 2018). The return for the year through June 30, 2020 was 3.21%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2019
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Unlike the returns in the chart, the returns in the table reflect the maximum applicable sales charges for the Portfolio.
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The Current Blended Benchmark is computed using a combination of 75% Bloomberg Barclays 1-3 Year Gov/Credit Index + 25% Bloomberg Barclays U.S. Universal Index. This benchmark index change is effective on September 1, 2020. IICO believes that this index is more reflective of the types of securities that the Portfolio invests in. Both the Current Blended Benchmark and the Portfolio’s Former Blended Benchmark are included in this Prospectus for comparison purposes.
InvestEd 0 Portfolio | InvestEd 0 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Annual Maintenance Fee	rr_MaximumAccountFee	$ 20
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.55%	[2]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.80%	[3]
1 Year	rr_ExpenseExampleYear01	$ 350
3 Years	rr_ExpenseExampleYear03	559
5 Years	rr_ExpenseExampleYear05	783
10 Years	rr_ExpenseExampleYear10	1,415
1 Year	rr_ExpenseExampleNoRedemptionYear01	350
3 Years	rr_ExpenseExampleNoRedemptionYear03	559
5 Years	rr_ExpenseExampleNoRedemptionYear05	783
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,415
2018	rr_AnnualReturn2018	0.68%
2019	rr_AnnualReturn2019	4.39%
Year to Date Return, Label	rr_YearToDateReturnLabel	return for the year
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.21%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.67%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.80%)
1 Year	rr_AverageAnnualReturnYear01	1.74%
Life of Portfolio	rr_AverageAnnualReturnSinceInception	1.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 18, 2017
InvestEd 0 Portfolio | Current Blended Benchmark (reflects no deduction for fees, expenses or taxes) (Life of Portfolio index comparison begins on 9-18-2017)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.33%	[4]
Life of Portfolio	rr_AverageAnnualReturnSinceInception	2.75%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 18, 2017	[4]
InvestEd 0 Portfolio | Former Blended Benchmark (reflects no deduction for fees, expenses or taxes) (Life of Portfolio index comparison begins on 9-18-2017)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.07%	[5]
Life of Portfolio	rr_AverageAnnualReturnSinceInception	2.94%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 18, 2017	[5]
InvestEd 0 Portfolio | Bloomberg Barclays 1-3 Year U.S. Gov/Credit Index (reflects no deduction for fees, expenses or taxes) (Life of Portfolio index comparison begins on 9-18-2017)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.03%
Life of Portfolio	rr_AverageAnnualReturnSinceInception	2.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 18, 2017
InvestEd 0 Portfolio | Bloomberg Barclays U.S. Universal Index (reflects no deduction for fees, expenses or taxes) (Life of Portfolio index comparison begins on 9-18-2017)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.29%
Life of Portfolio	rr_AverageAnnualReturnSinceInception	3.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 18, 2017
InvestEd 0 Portfolio | Bloomberg Barclays 1-5 Year Gov/Credit Index (reflects no deduction for fees, expenses or taxes) (Life of Portfolio index comparison begins on 9-18-2017)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.01%
Life of Portfolio	rr_AverageAnnualReturnSinceInception	2.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 18, 2017

[1]	A 1% contingent deferred sales charge (CDSC) is imposed on purchases of $250,000 or more of shares at net asset value (NAV) that are redeemed within 12 months of purchase.
[2]	Acquired Fund Fees and Expenses sets forth the Portfolio’s pro rata portion of the cumulative expenses charged by the Underlying Funds (defined herein) in which the Portfolio invested during its last fiscal year. The actual Acquired Fund Fees and Expenses will vary with changes in the allocations of the Portfolio’s assets. The Acquired Fund Fees and Expenses shown are based on the total expense ratio of each Underlying Fund for its most recent fiscal year or period.
[3]	The Total Annual Portfolio Operating Expenses ratio shown in this table does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Fund Fees and Expenses.
[4]	The Current Blended Benchmark is computed using a combination of 75% Bloomberg Barclays 1-3 Year Gov/Credit Index + 25% Bloomberg Barclays U.S. Universal Index. This benchmark index change is effective on September 1, 2020. IICO believes that this index is more reflective of the types of securities that the Portfolio invests in. Both the Current Blended Benchmark and the Portfolio’s Former Blended Benchmark are included in this Prospectus for comparison purposes.
[5]	The Former Blended Benchmark is computed using a combination of 75% Bloomberg Barclays 1-5 Year Gov/Credit Index + 25% Bloomberg Barclays U.S. Universal Index.